LEASE - Undiscounted cash flows of the Group's leases (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Undiscounted cash flows of the leases to the present value of its operating lease payments
Remainder of 2022	$ 29,078
2022/2023	101,988	$ 54,101	$ 102,767
2023/2024	47,020	100,453	96,326
2024/2025	37,146	42,159	38,306
2025		33,622	30,688
2026 and thereafter		14,403	7,455
2026 and thereafter			7,455
2026 and thereafter	15,908
Total undiscounted operating lease payments	231,140	244,738	275,542
Less: imputed interest	(17,864)	(16,993)	(14,963)
Present value of operating lease liabilities	$ 213,276	$ 227,745	$ 260,579